INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
INCOME TAX STATUS
INCOME TAX STATUS
6.	INCOME TAX STATUS

The Plan received a determination letter from the Internal Revenue Service (“IRS”) dated June 13, 2019 confirming the tax qualification status of the Plan. Although the Plan has been amended since the date of this letter, the Plan Administrator believes the Plan is currently operating in compliance with the applicable requirements of the Internal Revenue Code and therefore is tax qualified.

U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination. Plan management has concluded that, as of December 31, 2025 and 2024, there were no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax years in progress.